Average Annual Total Returns (Invesco V.I. Money Market Fund, Series I shares, Invesco V.I. Money Market Fund)	12 Months Ended
May 02, 2011
Invesco V.I. Money Market Fund | Series I shares, Invesco V.I. Money Market Fund
Average Annual Total Returns
Label	Series I shares: Inception (05/05/93)
Inception Date	May 05, 1993
1 Year	0.18%
5 Years	2.21%
10 Years	1.96%